SEGMENT INFORMATION (Detail) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($) Item	Jan. 02, 2016 USD ($)	Oct. 03, 2015 USD ($)	Jul. 04, 2015 USD ($)	Apr. 04, 2015 USD ($)	Jan. 03, 2015 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Oct. 01, 2016 USD ($)	Oct. 03, 2015 USD ($)	Jan. 02, 2016 USD ($) Item	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
SEGMENT INFORMATION
Number of reportable segments | Item	4											4
Number of school districts out of the top 100 in the U.S. in which the company supply | Item	95											89
Net sales	$ 393,654	$ 386,054	$ 407,170	$ 391,878	$ 426,509	$ 440,109	$ 406,328	$ 356,164	$ 375,026	$ 1,158,836	$ 1,225,557	$ 1,611,611	$ 1,577,627	$ 1,491,998
Operating income (expenses)	39,272		41,569							127,437	110,130	150,407	76,079	53,914
Total assets	1,210,537	$ 1,096,159				$ 1,048,793				1,210,537		1,096,159	1,048,793
Operating Segment | Foodservice
SEGMENT INFORMATION
Net sales	222,591		233,454							630,082	671,376	886,095	829,563	740,854
Operating income (expenses)	44,957		38,095							121,579	97,988	134,287	70,592	56,663
Operating Segment | Retail
SEGMENT INFORMATION
Net sales	94,559		87,645							303,239	297,551	395,941	399,621	378,970
Operating income (expenses)	10,296		3,058							29,267	21,570	28,543	13,488	6,418
Operating Segment | Convenience
SEGMENT INFORMATION
Net sales	56,465		50,649							167,637	150,300	201,845	159,659	138,623
Operating income (expenses)	9,514		6,720							27,319	21,683	29,776	18,230	14,806
Operating Segment | Industrial
SEGMENT INFORMATION
Net sales	20,039		35,422							57,878	106,330	127,730	188,784	233,551
Operating income (expenses)	970		(181)							1,585	888	2,767	1,998	1,626
Unallocated corporate expenses, net
SEGMENT INFORMATION
Operating income (expenses)	$ (26,465)		$ (6,123)							$ (52,313)	$ (31,999)	$ (44,966)	$ (28,229)	$ (25,599)